Share-Based Payments - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	$ 38,493	$ 33,968	$ 45,488
Cost of Revenue [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	3,304	2,368	4,722
Selling Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	1,164	1,982	3,592
General and Administrative Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	11,983	14,881	23,797
Research and Development Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	$ 22,042	$ 14,737	$ 13,377